Net finance costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020
Disclosure Of Finance Income And Costs [Line Items]
Tender offer					£ 2,653
Tender offer accrued interest					£ 24
Make-whole bond redemption exercise				£ 462
Make-whole bond redemption exercise accrued interest				£ 6
Interest related to adjusting tax payables	£ 36	£ 31	£ 11
Fair value change on other financial items	(2)	24	0
Differences on exchange	431	(253)	(253)
Adjusting items which have been adjusted within net finance costs
Disclosure Of Finance Income And Costs [Line Items]
Provision charged to net finance costs against non-current investments		24
Provision Reversal To Net Finance Costs Against Non Current Investments	17
Russia
Disclosure Of Finance Income And Costs [Line Items]
Differences on exchange	15
Adjusting items which have been adjusted within net finance costs
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		31	11
Interest costs			157
Fair value gains to repurchase of bonds			15
Adjusting items which have been adjusted within net finance costs | Factory closure in switzerland
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	£ 3
Adjusting items which have been adjusted within net finance costs | Amnesty tax payment in Turkey
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		£ 11
Adjusting items which have been adjusted within net finance costs | Russia excise dispute
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables			£ 10